Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Credit Loss, Additional Improvements [Abstract]
ACCOUNTS RECEIVABLE, NET
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	88,228,296	32,098,662	4,608,830
Allowance for doubtful accounts	(682,905)	(1,185,328)	(170,193)
Total accounts receivable, net	87,545,391	30,913,334	4,438,637

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Beginning balance	240,199	682,905	98,054
Addition	442,706	700,505	100,580
Write off	-	(198,082)	(28,441)
Ending balance	682,905	1,185,328	170,193

The Group recorded bad debt expenses of RMB71,718, RMB442,706 and RMB700,505 (US$100,580) for the years ended 2020, 2021 and 2022, respectively. For the year ended December 31, 2022, the Group had written off RMB198,082 (US$28,441) in bad debt.